Lease obligations	12 Months Ended
Dec. 31, 2021
Lease obligations.
Lease obligations
6	Lease obligations

	December 31,	December 31,
	2021	2020
	$	$
Obligations under leases	4,206,869	6,892,017
Less: Current portion	(2,058,161)	(2,850,497)

	2,148,708	4,041,520

The Company has minimum lease payment commitments under leases for the following amounts:

$
2022	2,317,817
2023	1,757,864
2024	649,166
4,724,847

Less: Interest	517,978

Present value of minimum lease payments	4,206,869